Investment Advisers
United States Trust Company of New York
114 West 47th Street
New York, NY 10036

U.S. Trust Company
225 High Ridge Road
Stamford, CT 06905

Transfer Agent
Boston Financial Data Services, Inc.
66 Brooks Drive
Braintree, MA 02184
(800) 881-9358

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237


SHARES OF THE FUNDS ARE NOT DE-
POSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY
BANK, AND THE SHARES ARE NOT FED-
ERALLY INSURED BY THE FEDERAL DE-
POSIT INSURANCE CORPORATION, BANK
INSURANCE FUND, FEDERAL RESERVE
BOARD, OR ANY OTHER GOVERNMENTAL
AGENCY. ALTHOUGH THE FUNDS SEEK
TO PRESERVE THE VALUE OF YOUR IN-
VESTMENT AT $1.00 PER SHARE, IT
IS POSSIBLE TO LOSE MONEY BY IN-
VESTING IN THE FUNDS.

                             [LOGO] EXCELSIOR FUNDS


                                 Institutional
                                   MONEY FUND


                                 Annual Report
                                 March 31, 2002

                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

For each of us, our nation, our markets and the world economy the last year proved to be, perhaps, one of the most challenging in several decades.

Prior to the tragic events of September 11, modest market gains during the first fiscal quarter were already eroding, despite two rate cuts by the Federal Reserve. This was due to a seemingly faltering economy and concerns about corporate profits. When the markets re-opened, all the major domestic and international equity market indices fell precipitously, before eventually stabilizing. Our nation, and the financial markets, demonstrated remarkable resilience during the ensuing months. The Federal Reserve cut rates to historically low levels, providing a lift to the fixed-income markets. Consumer confidence remained remarkably steady and the equity markets bounced back, despite the instigation of military action in Afghanistan and revelations of questionable accounting practices at Enron and other major corporations. The latter issue dampened investor confidence in corporate earnings reports as the March 2002 fiscal quarter closed on a flat note.

While the prospects for the U.S. economy seem to be brightening, the world we live in has changed dramatically. As we adapt to the uncertainties of this new environment, we must also re-think our financial needs and objectives. Now, perhaps more than ever, diversification will play a critical role in achieving your investment goals.

As always, we appreciate your confidence in selecting Excelsior to fulfill your investment needs. We remain committed to providing you with first-class investment products and are confident that the broad array of domestic and international equity as well as taxable and tax-exempt fixed-income funds will help you meet your financial objectives.

                                          Sincerely,

                                          /s/ Stephen C. Hassenfelt

                                          Stephen C. Hassenfelt
                                          President

Excelsior Funds, Inc.
Money Fund
Portfolio of Investments March 31, 2002




  Principal                                                            Value
    Amount                                                    Rate    (Note 1)
 ------------                                                 ----  ------------
 CERTIFICATE OF DEPOSIT -- 4.74%
 $100,000,000 Bank National of Paris,
               04/08/02 (Cost $100,000,000).................  1.79% $100,000,000
                                                                    ------------
 COMMERCIAL PAPER -- 37.38%
  100,000,000 American Express, 04/10/02....................  1.81    99,954,750
  100,000,000 Gannett Co., Inc., 04/08/02...................  1.79    99,965,195
  100,000,000 Goldman Sachs Group, Inc., 04/03/02...........  1.80    99,990,000
  100,000,000 ING Funding, 04/10/02.........................  1.80    99,955,000
  100,000,000 International Lease Finance, Co., 04/03/02....  1.85    99,989,722
  100,000,000 Morgan Stanley Dean Witter, 04/09/02..........  1.79    99,960,222
  100,000,000 Mortgage Interest Networking Trust, 05/22/02..  1.92    99,728,000
   40,000,000 Receivable Capital Corp., 04/17/02............  1.80    39,968,000
   50,000,000 Windmill Funding Corp., 04/03/02..............  1.81    49,994,972
                                                                    ------------
              TOTAL COMMERCIAL PAPER
               (Cost $789,505,861)                                   789,505,861
                                                                    ------------
 CORPORATE BONDS -- 6.90%
   50,000,000 Banc One Corp., 08/01/02......................  6.40    50,734,856
   45,000,000 #Ford Motor Credit Corp., 05/20/02............  2.01    44,998,789
   50,000,000 #Ford Motor Credit Corp., MTN 08/01/02........  2.06    50,005,083
                                                                    ------------
              TOTAL CORPORATE BONDS
               (Cost $145,738,728)                                   145,738,728
                                                                    ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 44.98%
  950,000,000 Federal Home Loan Mortgage Corporation,
               04/01/02
               (Cost $950,000,000)..........................  1.75   950,000,000
                                                                    ------------

  Principal                                                          Value
   Amount                                                           (Note 1)
 -----------                                                     --------------
 REPURCHASE AGREEMENT -- 3.31%
 $70,000,000 +Morgan Stanley Dean Witter, Repurchase
              Agreement,
              1.86%, dated 3/28/02,
              due 4/1/02, to be
              repurchased at $70,014,467
              (Cost $70,000,000).......................          $   70,000,000
                                                                 --------------
   Shares
 -----------
 OTHER SHORT-TERM INVESTMENT -- 2.99%
  63,180,897 Dreyfus Government Cash Management Fund
              (Cost $63,180,897).......................              63,180,897
                                                                 --------------
 TOTAL INVESTMENTS
 (Cost $2,118,425,486*)................................. 100.30% $2,118,425,486
 OTHER ASSETS & LIABILITIES (NET).......................  (0.30)     (6,460,192)
                                                         ------  --------------
 NET ASSETS............................................. 100.00% $2,111,965,294
                                                         ======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities -- rate disclosed is as of March 31, 2002.
+ The repurchase agreement is fully collateralized by U.S. Government and/or Agency obligations based on market prices at the date of this portfolio of investments.
MTN -- Medium Term Note
                       See Notes to Financial Statements

Excelsior Funds, Inc.
Money Fund
Statement of Assets and Liabilities
March 31, 2002

  ASSETS:
   Investments, at cost--see accompanying portfolio............  $2,118,425,486
                                                                 ==============
   Investments, at value (Note 1)..............................  $2,118,425,486
   Cash........................................................         538,601
   Interest receivable.........................................       1,032,351
   Receivable for shares sold..................................      34,082,842
                                                                 --------------
   Total Assets................................................   2,154,079,280

  LIABILITIES:
   Payable for dividends declared..............................       2,533,647
   Payable for shares redeemed.................................      37,659,658
   Investment advisory fees payable (Note 2)...................          31,891
   Administration fees payable (Note 2)........................         124,867
   Administrative servicing fees payable (Note 2)..............       1,551,665
   Directors' fees payable (Note 2)............................             246
   Accrued expenses and other payables.........................         212,012
                                                                 --------------
   Total Liabilities...........................................      42,113,986
                                                                 --------------
  NET ASSETS...................................................  $2,111,965,294
                                                                 ==============
  NET ASSETS consist of:
   Distributions in excess of net investment income............  $     (245,890)
   Accumulated net realized loss on investments................         (28,048)
   Par value (Note 4)..........................................       2,112,435
   Paid-in-capital in excess of par value......................   2,110,126,797
                                                                 --------------
  Total Net Assets.............................................  $2,111,965,294
                                                                 ==============
  Net Assets:
   Shares......................................................  $1,802,136,366
   Institutional Shares........................................     309,828,928

  Shares of Common Stock Outstanding (Note 4):
   Shares......................................................   1,802,541,746
   Institutional Shares........................................     309,893,382

  NET ASSET VALUE PER SHARE:
   Shares......................................................           $1.00
                                                                 ==============
   Institutional Shares........................................           $1.00
                                                                 ==============

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Money Fund
Statement of Operations
Year Ended March 31, 2002

INVESTMENT INCOME:
 Interest income..................................................  $67,209,906
                                                                    -----------
EXPENSES:
 Investment advisory fees (Note 2)................................    5,287,731
 Administrative servicing fees -- Institutional shares (Note 2)...      298,481
 Administrative servicing fees -- Shares (Note 2).................    5,168,162
 Administration fees (Note 2).....................................    3,214,956
 Custodian fees...................................................      350,177
 Legal and audit fees.............................................      125,052
 Shareholder servicing agent fees.................................      206,850
 Shareholder reports..............................................       32,273
 Directors' fees and expenses (Note 2)............................       65,294
 Registration and filing fees.....................................       46,424
 Miscellaneous....................................................      136,084
                                                                    -----------
 Total Expenses...................................................   14,931,484
 Fees waived and reimbursed by:
 Investment advisor (Note 2)......................................   (5,542,318)
 Administrators (Note 2)..........................................     (687,066)
                                                                    -----------
 Net Expenses.....................................................    8,702,100
                                                                    -----------
NET INVESTMENT INCOME.............................................   58,507,806
                                                                    -----------
REALIZED LOSS ON INVESTMENTS (Note 1):
 Net realized loss on security transactions.......................      (11,454)
                                                                    -----------
Net increase in net assets resulting from operations..............  $58,496,352
                                                                    ===========

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Money Fund
Statements of Changes in Net Assets

  Year Ended March 31, 2002
  Net investment income.......................................  $   58,507,806
  Net realized loss on investments............................         (11,454)
                                                                --------------
  Net increase in net assets resulting from operations........      58,496,352
  Distributions to shareholders:
   From net investment income
   Shares.....................................................     (50,148,834)
   Institutional Shares.......................................      (8,607,316)
                                                                --------------
    Total distributions.......................................     (58,756,150)
                                                                --------------
  Decrease in net assets from fund share transactions (Note
   4):
   Shares.....................................................     (88,710,220)
   Institutional Shares.......................................      27,234,357
                                                                --------------
    Total from fund share transactions........................     (61,475,863)
                                                                --------------
  Net decrease in net assets..................................     (61,735,661)
  NET ASSETS:
   Beginning of year..........................................   2,173,700,955
                                                                --------------
   End of year (1)............................................  $2,111,965,294
                                                                ==============
 --------
   (1) Including distributions in excess of net investment
       income.................................................  $     (245,890)
                                                                ==============
  Year Ended March 31, 2001
  Net investment income.......................................  $  109,946,278
  Net realized gain on investments............................           2,730
                                                                --------------
  Net increase in net assets resulting from operations........     109,949,008
  Distributions to shareholders:
   From net investment income
   Shares.....................................................     (91,683,321)
   Institutional Shares.......................................     (18,260,865)
                                                                --------------
    Total distributions.......................................    (109,944,186)
                                                                --------------
  Increase in net assets from fund share transactions (Note
   4):
   Shares.....................................................     423,856,276
   Institutional Shares.......................................       9,660,199
                                                                --------------
    Total from fund share transactions........................     433,516,475
                                                                --------------
  Net increase in net assets..................................     433,521,297
  NET ASSETS:
   Beginning of year..........................................   1,740,179,658
                                                                --------------
   End of year (2)............................................  $2,173,700,955
                                                                ==============
 --------
   (2) Including undistributed net investment income..........  $        2,454
                                                                ==============

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Money Fund
Financial Highlights-- Selected Per Share Data and Ratios
Institutional Shares

 Selected data for a share outstanding throughout each period are as follows:

                                    Year Ended     Year Ended    Period Ended
                                  March 31, 2002 March 31, 2001 March 31, 2000*
                                  -------------- -------------- ---------------
  Net Asset Value, Beginning of
   Period.......................     $   1.00       $   1.00       $   1.00
                                     --------       --------       --------
  Investment Operations:
   Net investment income........      0.02919        0.06020        0.01688
   Net realized gain on
    investments.................      0.00020             --             --
                                     --------       --------       --------
   Total from investment
    operations..................      0.02939        0.06020        0.01688
  Distributions:
   From net investment income...     (0.02939)      (0.06020)      (0.01688)
                                     --------       --------       --------
  Net Asset Value, End of
   Period.......................     $   1.00       $   1.00       $   1.00
                                     ========       ========       ========
  Total Return..................         2.98%          6.19%          1.70%(2)
                                     ========       ========       ========
  Ratios and Supplemental Data:
  Ratios to Average Net Assets
   Net Expenses.................         0.25%          0.25%          0.25%(3)
   Gross Expenses (1)...........         0.54%          0.49%          0.49%(3)
   Net Investment Income........         2.83%          6.09%          5.72%(3)
   Fee Waivers (Note 2).........     $0.00288       $0.00240       $0.00071
  Net Assets at end of Period
   (000's omitted)..............     $309,829       $282,659       $272,997

 --------
  * Institutional Shares commenced operations December 16, 1999.
 (1) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
 (2) Not annualized
 (3) Annualized

                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Fund currently offers shares in nineteen managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Money Fund (the "Portfolio"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In November 2000, the American Institute of Certified Public Accounts (the "AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Portfolio adopted the provisions of the Guide as required on April 1, 2001. The adoption of the Guide did not have a significant effect on the Portfolio's financial statements.

  The Portfolio offers two classes of shares: Shares and Institutional Shares. The Financial Highlights of Shares as well as the financial statements for the remaining portfolios of Excelsior Fund are presented separately.

  With regard to the Portfolio, it is Excelsior Fund's policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. The Portfolio has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Portfolio will not vary.

  (a) Portfolio valuation:

    Securities are valued at amortized cost, which has been determined by the Portfolio's Board of Directors to represent the fair value of the Portfolio's investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (c) Repurchase agreements:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior

  Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or subcustodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the Portfolio to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (d) Dividends and distributions to shareholders:

    Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

  (e) Expense Allocation:

    Expenses directly attributable to the Portfolio are charged to it and expenses directly attributable to a particular class of shares are charged to such class. Other expenses are allocated to the Portfolio based on average daily net assets.

2. Investment Advisory Fee, Administration Fee, Shareholder Servicing Agent and Related Party Transactions

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolio. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Portfolio. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

  U.S. Trust Company, SEI Investments Mutual Funds Services and Federated Services Company ("FSC") (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolio, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Funds Trust), all of which are affiliated investment companies, as follows:
0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Prior to June 4, 2001, U.S. Trust Company, J.P. Morgan Investor Services Co. and FSC served as Excelsior Fund's administrators pursuant to administration agreements substantially similar to those currently in effect for the Portfolio. Effective June 4, 2001, and until further notice to the Portfolio, U.S. Trust Company has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of the Portfolio. For the year ended March 31, 2002, administration fees charged by U.S. Trust Company to the Portfolio, net of waivers, were $1,563,628.

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolio for a portion of other expenses. For the year ended March 31, 2002, and until further notice, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to maintain an annual expense ratio of not more than 0.50% for Shares of the Portfolio. With regard to Institutional Shares, for the year ended March 31, 2002, and until further notice, U.S. Trust has contractually agreed to waive fees and reimburse expenses to the extent necessary to maintain an annual expense ratio of not more than 0.25%.

  For the year ended March 31, 2002, pursuant to the above, U.S. Trust waived investment advisory fees totaling $3,600,719 for the Portfolio.

  Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include U.S. Trust and its affiliates) requiring them to provide administrative support services to their customers owning shares of the Portfolio. As a consideration for the administrative services provided by each service organization to its customers, the Portfolio will pay the service organization an administrative servicing fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative servicing fees paid by the Portfolio to affiliates of U.S. Trust amounted to $1,941,599, for the year ended March 31, 2002. U.S. Trust has voluntarily agreed to waive investment advisory and administration fees payable by each single class Portfolio in an amount equal to the administrative servicing fees paid to subsidiaries of U.S. Trust Corporation. U.S. Trust reduced its voluntary waiver with regard to multi-class Portfolios so that it receives administrative servicing fees at the annual rate of up to 0.25% of the average daily net asset value of each multi-class Portfolio's Shares class for which it provides administrative servicing. For the year ended March 31, 2002, U.S. Trust waived investment advisory and administration fees in an amount equal to the administration servicing fee of $1,941,599 for the Portfolio.

  Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Fund. Shares of the Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Effective September 24, 2001, the Portfolios entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS provides shareholder servicing agency services to the Portfolios. Prior to September 24, 2001, J.P. Morgan Investor Services Co. acted as shareholder servicing agent to the Portfolios.

  Effective September 5, 2001, each Independent Director of Excelsior Fund receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $1,000 for services in connection with this committee. Prior to September 5, 2001, each Independent Director of Excelsior Fund received an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and was reimbursed for expenses incurred for attending meetings. The Chairman received an additional annual fee of $5,000. Each member of the Nominating Committee received an annual fee of $2,000 for services in connection with this committee.

3. Federal Taxes

  It is the policy of the Funds that the Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

  In order to avoid a Federal excise tax, the Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

  The tax character of dividends and distributions paid by the Portfolio during the years ended March 31, 2001 and March 31, 2002 were as follows:

                                                         Ordinary
                                                          Income       Total
                                                       ------------ ------------
     2001............................................. $109,944,186 $109,944,186
     2002.............................................   58,756,150   58,756,150

  As of March 31, 2002, the components of accumulated losses of the Portfolio on a tax basis were as follows:

                 Post-                    Other
      Ordinary  October   Capital Loss  Temporary
       Income    Losses   Carryforward Difference     Total
     ---------- --------  ------------ -----------  ---------
     $2,505,427 $(12,562)   $(15,485)  $(2,751,318) $(273,938)

  Post-October losses are deemed to arise on the first business day of the Portfolio's next taxable year.

  For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2002, the Portfolio had capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

Expiration Date March 31:
  2004.................................................................. $ 3,436
  2005..................................................................  12,049
                                                                         -------
Total................................................................... $15,485
                                                                         =======

  During the year ended March 31, 2002, the Portfolio utilized capital loss carryforwards totaling $1,109 to offset realized capital gains.

4.  Capital Transactions

  Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
31.375 billion of which is currently classified to represent interests in one of nineteen separate investment portfolios. Authorized capital currently classified for the Portfolio is 4 billion shares.

  Each share has a par value of $.001 and represents an equal proportionate interest in the Portfolio with other shares of the Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to the Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors. Since the Portfolio has sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                 Year Ended       Year Ended
                                                  03/31/02         03/31/01
                                               ---------------  ---------------
Sold:
  Shares...................................... $ 5,978,992,341  $ 8,187,229,059
  Institutional Shares........................   1,985,283,879    1,853,270,144
Issued as reinvestment of dividends:
  Shares......................................       5,102,207       10,781,681
  Institutional Shares........................       1,185,780        4,063,623
Redeemed
  Shares......................................  (6,072,804,768)  (7,774,154,464)
  Institutional Shares........................  (1,959,235,302)  (1,847,673,568)
                                               ---------------  ---------------
Net Increase (Decrease)....................... $   (61,475,863) $   433,516,475
                                               ===============  ===============

5. Line of Credit:

  The Portfolio and other affiliated funds participate in a $50 million unsecured line of credit provided by JPMorgan Chase Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus up to 0.50% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the year ended March 31, 2002, the Portfolio had no borrowings under the agreement.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders
and Boards of Directors of
Excelsior Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Money Fund (one of the portfolios constituting the Excelsior Funds, Inc.) (the "Fund") as of March 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Fund at March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP
Boston, Massachusetts
May 10, 2002

  Directors/Trustees and Officers of the Excelsior Funds Complex (Unaudited)

  Information pertaining to the directors/trustees and officers of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust (each a "Company" and collectively, the "Excelsior Funds Complex") is set forth below. Directors/Trustees who are not deemed to be "interested persons" of the Excelsior Funds Complex as defined in the 1940 Act are referred to as "Independent Board Members." Directors/trustees who are deemed to be "interested persons" of the Excelsior Funds Complex are referred to as "Interested Board Members." Currently, the Excelsior Funds Complex does not have any Interested Board Members.

                                                                                      Number of
                                                                                    Portfolios in
                                            Term of                                   Excelsior
                     Position(s)           Office and                               Funds Complex     Other
                      Held with            Length of                                 Overseen by  Directorships
   Name, Address,        each                 Time       Principal Occupation(s)        Board     Held by Board
       Age(1)          Company             Served(2)       During Past 5 Years        Member(3)     Member(4)
   --------------    -----------------     ---------- ----------------------------  ------------- -------------
 INDEPENDENT BOARD MEMBERS
 Frederick S. Wonham    Director/Trustee,  Since 1997 Retired; Chairman of the            33          None
  Age: 70               Chairman of                   Board (since 1997) and
                        the Board                     President, Treasurer and
                                                      Director (since 1995) of
                                                      Excelsior Fund and Excelsior
                                                      Tax-Exempt Fund; Chairman of
                                                      the Boards (since 1997),
                                                      President, Treasurer and
                                                      Trustee (since 1995) of
                                                      Excelsior Funds Trust; Vice
                                                      Chairman of U.S. Trust
                                                      Corporation and U.S. Trust
                                                      New York (from February 1990
                                                      until September 1995); and
                                                      Chairman, U.S. Trust Company
                                                      (from March 1993 to May
                                                      1997).

 Rodman L. Drake        Director/Trustee   Since 1994 Director of Excelsior Fund          33          None
  Age: 59                                             and Excelsior Tax-Exempt
                                                      Fund (since 1996); Trustee
                                                      of Excelsior Funds Trust
                                                      (since 1994); Director,
                                                      Parsons Brinkerhoff, Inc.
                                                      (engineering firm) (since
                                                      1995); President,
                                                      Continuation Investments
                                                      Group, Inc. (since 1997);
                                                      President, Mandrake Group
                                                      (investment and consulting
                                                      firm) (1994-1997); Chairman,
                                                      MetroCashcard International
                                                      Inc. (since 1999); Director,
                                                      Hotelivision, Inc. (since
                                                      1999); Director, Alliance
                                                      Group Services, Inc. (since
                                                      1998); Director, Clean Fuels
                                                      Technology Corp. (since
                                                      1998); Director, Absolute
                                                      Quality Inc.(since 2000);
                                                      Director, Hyperion Total
                                                      Return Fund, Inc. and three
                                                      other funds for which
                                                      Hyperion Capital Management,
                                                      Inc. serves as investment
                                                      adviser (since 1991);
                                                      Director, The Latin America
                                                      Smaller Companies Fund, Inc.
                                                      (from 1993 to 1998).

                                                                                   Number of
                                                                                 Portfolios in
                                         Term of                                   Excelsior
                                        Office and                               Funds Complex     Other
                  Position(s)           Length of                                 Overseen by  Directorships
 Name, Address,  Held with each            Time       Principal Occupation(s)        Board     Held by Board
     Age(1)         Company             Served(2)       During Past 5 Years        Member(3)     Member(4)
 --------------   ----------------      ---------- ----------------------------  ------------- -------------
 Ralph E. Gomory    Director/Trustee      Since    Director of Excelsior Fund          33          None
  Age: 72                               September  and Excelsior Tax-Exempt
                                           2001    Fund and Trustee of
                                                   Excelsior Funds Trust (since
                                                   September 2001); President,
                                                   Alfred P. Sloan Foundation
                                                   (since 1989); Director,
                                                   Ashland, Inc. (refining,
                                                   distribution, road
                                                   construction) (since 1989);
                                                   Director, Lexmark
                                                   International, Inc. (printer
                                                   manufacturing) (since 1991);
                                                   Director, Washington Post
                                                   Company (media) (since
                                                   1989); Director, Polariod
                                                   Company (cameras and film)
                                                   (since 1993).

 Mel Hall           Director/Trustee      Since    Director of Excelsior Fund          33          None
  Age: 57                                  2000    and Excelsior Tax-Exempt
                                                   Fund (since July 2000);
                                                   Trustee of Excelsior Funds
                                                   Trust (since July 2000);
                                                   Chief Executive Officer,
                                                   Comprehensive Health
                                                   Services, Inc. (health care
                                                   management and
                                                   administration).

 Roger M. Lynch     Director/Trustee      Since    Director of Excelsior Fund          33          None
  Age: 61                               September  and Excelsior Tax-Exempt
                                           2001    Fund and Trustee of
                                                   Excelsior Funds Trust (since
                                                   September 2001); Retired:
                                                   Chairman of the Board of
                                                   Trustees of Fairfield
                                                   University (since 1996);
                                                   Director, SLD Commodities,
                                                   Inc. (importer of nuts)
                                                   (since 1991); President,
                                                   Corporate Asset Funding Co.,
                                                   Inc. (asset securitization)
                                                   (from 1987 to 1999); General
                                                   Partner (from 1980 to 1986)
                                                   and Limited Partner (from
                                                   1986 to 1999), Goldman Sachs
                                                   & Co.; Chairman, Goldman
                                                   Sachs Money Markets, Inc.
                                                   (from 1982 to 1986).

 Jonathan Piel      Director/Trustee      Since    Director of Excelsior Fund          33          None
  Age: 63                                  1994    and Excelsior Tax-Exempt
                                                   Fund (since 1996); Trustee
                                                   of Excelsior Funds Trust
                                                   (since 1994); Director,
                                                   Group for The South Fork,
                                                   Bridgehampton, New York
                                                   (since 1993); and Member,
                                                   Advisory Committee, Knight
                                                   Journalism Fellowships,
                                                   Massachusetts Institute of
                                                   Technology (since 1984);
                                                   Candidate for the degree of
                                                   Master of Professional
                                                   Studies, Interactive
                                                   Telecommunication Program,
                                                   Tisch School of the Arts,
                                                   New York University;
                                                   expected date of Graduation,
                                                   May 2002.

                                                                                   Number of
                                                                                 Portfolios in
                                       Term of                                     Excelsior
                                     Office and                                  Funds Complex     Other
                      Position(s)     Length of                                   Overseen by  Directorships
   Name, Address,    Held with each     Time         Principal Occupation(s)         Board     Held by Board
       Age(1)           Company       Served(2)        During Past 5 Years         Member(3)     Member(4)
   --------------    -------------- ------------- ----------------------------   ------------- -------------
 OFFICERS
 Stephen C.           President     Since         Executive Vice President,           N/A           N/A
  Hassenfelt Age:                   February 2002 U.S. Trust Corporation
  52                                              (since January 2002);
                                                  Chairman, U.S. Trust Company
                                                  of North Carolina (since
                                                  1999); Chairman and Chief
                                                  Executive Officer, NCT
                                                  Opportunities, Inc. (since
                                                  1994); Chairman and founder,
                                                  North Carolina Trust Company
                                                  (from 1984 to 1999);
                                                  Director, Guilford Mills,
                                                  Inc. (since 1989) and The
                                                  Tenner Companies (since
                                                  1993).

 Brian Schmidt        Vice          Since 2001    Senior Vice President, U.S.         N/A           N/A
  225 High Ridge      President,                  Trust Company (since 1998);
  Road Stamford, CT   Chief                       Vice President, U.S. Trust
  06905 Age: 43       Financial                   Company (from 1996-1998);
                      Officer and                 Vice President, Chief
                      Treasurer                   Financial Officer and
                                                  Treasurer, Excelsior Fund,
                                                  Excelsior Tax-Exempt Fund
                                                  and Excelsior Funds Trust
                                                  (since February 2001); Chief
                                                  Financial Officer, Excelsior
                                                  Venture Investors III, LLC
                                                  and Excelsior Venture
                                                  Partners III, LLC (since
                                                  2001); Chief Financial
                                                  Officer, Excelsior Private
                                                  Equity Fund II, Inc. (since
                                                  1997) and UST Private Equity
                                                  Fund, Inc. (since 1995).

 Frank Bruno          Vice          Since 2001    Vice President, U.S. Trust          N/A           N/A
  225 High Ridge      President                   Company (since 1994); Vice
  Road Stamford, CT   and                         President and Assistant
  06905 Age: 42       Assistant                   Treasurer, Excelsior Fund,
                      Treasurer                   Excelsior Tax-Exempt Fund
                                                  and Excelsior Funds Trust
                                                  (since February 2001);
                                                  Treasurer, Excelsior Venture
                                                  Investors III, LLC and
                                                  Excelsior Venture Partners
                                                  III, LLC (since 2001),
                                                  Excelsior Private Equity
                                                  Fund II, Inc. (since 1997)
                                                  and UST Private Equity Fund,
                                                  Inc. (since 1995).

 W. Bruce McConnel,   Secretary     Since 1984    Partner of the law firm of          N/A           N/A
  III One Logan                                   Drinker Biddle & Reath LLP.
  Square 18th and
  Cherry Streets
  Philadelphia, PA
  19103-6996
  Age: 59

                                                                                   Number of
                                                                                 Portfolios in
                                         Term of                                   Excelsior
                                        Office and                               Funds Complex     Other
                          Position(s)   Length of                                 Overseen by  Directorships
  Name, Address,         Held with each    Time       Principal Occupation(s)        Board     Held by Board
      Age(1)                Company     Served(2)       During Past 5 Years        Member(3)     Member(4)
  --------------         -------------- ---------- ----------------------------  ------------- -------------
Diane E. McCarthy         Assistant     Since      Partner of the law firm of         N/A           N/A
 One Logan Square         Secretary     February   Drinker Biddle & Reath LLP.
 18th and Cherry Streets                2002
 Philadelphia, PA
 19103-6996
 Age: 50

Julia Babik               Assistant     Since 2001 Employed by SEI Investments        N/A           N/A
 530 East                 Treasurer                since May 1993. Director of
 Swedesford Road                                   Funds Accounting, SEI
 Wayne, PA 19087                                   Investments, since 2000;
 Age: 33                                           Fund Accounting Manager,
                                                   1997-2000.

Timothy D. Barto          Assistant     Since 2001 Employed by SEI Investments        N/A           N/A
 One Freedom              Treasurer                since October 1999. Vice
 Valley Drive                                      President and Assistant
 Oaks, PA 19456                                    Secretary of SEI Investments
 Age: 34                                           since December 1999.
                                                   Associate at Dechert, Price
                                                   & Rhoads (1997-1999).
                                                   Associate at Richter, Miller
                                                   & Finn (1993-1997).

--------
(1) Each director/trustee may be contacted by writing to Excelsior Funds, One Freedom Valley Drive, Oaks, PA 19456.
(2) Each director/trustee shall hold office until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed. The president, treasurer and secretary of each Company shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns is removed, or becomes disqualified in accordance with each Company's by-laws.
(3) The Excelsior Funds Complex consists of all registered investment companies (Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust) for which U.S. Trust serves as investment adviser. As of March 31, 2002, the Excelsior Funds Complex consisted of 33 Funds.
(4) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

For more information regarding the Directors/Trustees and Officers, please refer to the Statement of Additional Information, which is available upon request by calling 1-800-446-1012.

        Voting Results of Special Meetings of Shareholders: (Unaudited)

  On September 7, 2001 there was a special meeting of the shareholders of Excelsior Funds Trust, at such meeting shareholders of were asked to consider two proposals. The following were the results of the vote by proposal:

    1. To consider and act upon a proposal to elect Messrs. Drake, Gomory, Hall, Lynch, Piel and Wonham as Trustees of Excelsior Funds Trust.

   For the proposal...............................................    74,992,212
   Against the proposal...........................................       104,955
   Abstain........................................................             0

    2. The ratification of the selection of Ernst & Young LLP as independent auditors for Excelsior Funds Trust.

   For the proposal...............................................    74,983,840
   Against the proposal...........................................        51,955
   Abstain........................................................        61,677

  On September 7, 2001 and continued until September 14, 2001, there was a special meeting of the shareholders of Excelsior Funds Inc. and Excelsior Tax-
Exempt Funds, Inc., at such meeting shareholders were asked to consider two proposals. The following were the results of the vote by proposal:

    1. To consider and act upon a proposal to elect Messrs. Drake, Gomory, Hall, Lynch, Piel and Wonham as Trustees of Excelsior Funds, Inc. and
  Excelsior Tax-Exempt Funds, Inc.

   For the proposal............................................... 2,605,422,870
   Against the proposal...........................................    46,506,773
   Abstain........................................................             0

    2. The ratification of the selection of Ernst & Young LLP as independent auditors for Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc.

   For the proposal............................................... 2,617,069,459
   Against the proposal...........................................    31,498,404
   Abstain........................................................     3,361,780

                      Federal Tax Information: (Unaudited)

  For the year ended March 31, 2002, the percentage of income earned from direct treasury obligations was 6.54%.

                                                                  AR-INSTMM-0302